Contingencies and Commitments - Extensions of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 7,368	$ 8,111
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 4,432	$ 3,569